Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS LIQUID ASSETS INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Class 1 | DREYFUS LIQUID ASSETS INC | DREYFUS LIQUID ASSETS - Class 1
Risk/Return:
Trading Symbol	DLAXX
Class 2 | DREYFUS LIQUID ASSETS INC | Class 2
Risk/Return:
Trading Symbol	DLATX